Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
Schedule of Principal Subsidiaries

As of June 30, 2026, the Company’s principal subsidiaries are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
MF Group Limited (“MF HK”)	July 14, 2021	Hong Kong	100%	Investment holding
WFOE Beijing	July 23, 2021	PRC	100%	Investment holding
Youjiayoubao (Beijing) Technology Co., Ltd. (“MF Beijing”)	March 27,2018	PRC	100%	Provision of services
RDYJ	July 27, 2018	PRC	N/A	Liquidated in October 2024
Jiangsu Jingmo	July 9, 2020	PRC	N/A	Liquidated in July 2025
Jiangsu YJYC	June 29, 2020	PRC	N/A	Liquidated in December 2024
Suzhou Lianghua Digital Technology Co., Ltd. (“WFOE Suzhou”)	November 28, 2022	PRC	100%	Investment holding
Suzhou Youjiayoubao Technology Co., Ltd. (“MindForge Suzhou”)	December 2, 2022	PRC	100%	In the process of simplified deregistration since September 2026
Zhejiang JZSC Enterprise Management Co., Ltd. (“WFOE Zhejiang”)	July 10, 2023	PRC	100%	Investment holding
JZSC Technology Co., Ltd. (“JZSC Technology”)	November 6, 2023	PRC	100%	Provision of services
Shanghai ZLQX Technology Service Co., Ltd (“WFOE Shanghai”)	May 7, 2025	PRC	100%	Investment holding
Zhejiang Decision Intelligent Technology Co., Ltd. (“JCZN Hangzhou”)	May 21, 2025	PRC	100%	Investment holding
Hangzhou JZYH Technology Co., Ltd. (“JZYH Technology”)	February 25, 2026	PRC	100%	Provision of services